                                SUPPLEMENT TO THE
                   SCHWAB TAX-FREE BOND FUNDS PROSPECTUS DATED
                                NOVEMBER 15, 2004

                       SCHWAB TAX-FREE YIELDPLUS FUND(TM)
                  SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)

       THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF MARCH 1, 2005.

The Schwab Tax-Free Bond Funds Prospectus dated November 15, 2004 relating to the Schwab Tax-Free YieldPlus Fund and Schwab California Tax-Free YieldPlus Fund is hereby supplemented to add the following disclosure concerning differences between Select Shares and Investor Shares on page 31 of the prospectus:

The Funds have two share classes. The Select Shares have lower expenses than the Investor Shares. You may convert your Investor Shares into Select Shares at any time if your account balance in the fund is at least $50,000. You must contact Schwab or your financial intermediary to request an interclass exchange of your Investor Shares for Select Shares -- conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares, the Fund reserves the right to redeem your shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co.

                 PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

Charles Schwab & Co., Inc. Member SIPC
REG31780-01 (03/05) (C)2005 All Rights Reserved

                                SUPPLEMENT TO THE
                       SCHWAB BOND FUNDS PROSPECTUS DATED
                                NOVEMBER 15, 2004

       THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF MARCH 1, 2005.

The Schwab Bond Funds Prospectus dated November 15, 2004 relating to the Schwab YieldPlus Fund(R) and Schwab GNMA Fund(TM) is hereby supplemented to add the following disclosure concerning differences between Select Shares and Investor Shares on page 23 of the prospectus:

The Funds have two share classes. The Select Shares have lower expenses than the Investor Shares. You may convert your Investor Shares into Select Shares at any time if your account balance in the fund is at least $50,000. You must contact Schwab or your financial intermediary to request an interclass exchange of your Investor Shares for Select Shares -- conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares, the Fund reserves the right to redeem your shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co.

                 PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

Charles Schwab & Co., Inc. Member SIPC
REG31561-01 (03/05) (C)2005 All Rights Reserved